Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 30, 2012
FPA New Income, Inc. (Prospectus Summary) | FPA New Income, Inc.
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's primary investment objective is current income and long-term total return.
Capital preservation is also a consideration.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You, your spouse and the following related people(and their spouses)can combine investments to reduce your sales charge: grandparents, parents, siblings, children or grandchildren,aunts or uncles, nieces or nephews;
or by the individual, his or her spouse and a trustee or other fiduciary purchasing securities for related trusts, estates or fiduciary accounts, including employee benefit plans. More information about these and other ways of reducing your sales charge is available in the prospectus section, "Reducing Your Sales Charge," and in the Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's erformance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 117%
of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's investment adviser, First Pacific Advisors, LLC, purchases primarily fixed-income securities for the Fund, with an emphasis on obligations issued or guaranteed by the United States Government andn its agencies and instrumentalities.
The Fund can also invest in corporate debt securities, preferred stocks and convertible securities.

At least 65% of the Fund's total assets are invested in a diversified portfolio of income producing securities. The Adviser generally invests a significant portion (50% or more) of the Fund's total assets in debt obligations issued or guaranteed by the United States Government and its agencies and instrumentalities, including mortgage-backed securities. The Fund also invests in highly-rated (as rated by a Nationally Recognized Statistical Rating
Organization) non-convertible debt securities, commercial paper and repurchase agreements. In addition, the Fund may invest, within specified limits, in non-convertible debt securities of lesser quality, convertible debt securities, preferred stocks, interest-only and principal-only stripped mortgage securities,
Z-Bonds and inverse floaters.

The Fund invests primarily in fixed-income securities, including convertible securities. The market price of fixed-income securities held by the Fund generally can be expected to vary inversely to changes in prevailing interest rates. Investments in fixed-income securities with longer maturities generally produce higher yields but are subject to greater market fluctuation. The modified duration, which is likely to vary substantially from time to time, of the debt securities owned by the Fund was 0.89 years on September 30, 2011 and
0.72 years on December 31, 2011.

The Fund's current operating policy is to invest at least 75% of its total assets, calculated at market value at the time of investment, in the following types of securities:

(1) securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

(2) marketable, non-convertible debt securities rated at the time of purchase within the two highest grades as determined by either Moody's Investors Service,
Inc. ("Moody's") (Aaa and Aa) or by Standard & Poor's Corporation ("S&P") (AAA
and AA);

(3) commercial paper of U.S. issuers which at the time of investment is (a)
rated in the highest category by Moody's (Prime-1) or S&P (A-1) or (b) issued by a company which, at the date of investment, has any outstanding debt securities rated at least Aa by Moody's or AA by S&P; and

(4) repurchase agreements with a member bank of the Federal Reserve System or a
U.S. securities dealer. A repurchase agreement is a short-term investment. The
Fund acquires a debt security that the seller agrees to repurchase at a future time and set price. If the seller declares bankruptcy or defaults, the Fund may incur delays and expenses liquidating the security. Such security may also decline in value and fail to provide income.

Up to 25% of the Fund's total assets, calculated at market value at the time of investment, may be invested in: (a) non-convertible debt securities which are not rated in the highest two grades by Moody's or S&P; (b) convertible debt securities; and (c) preferred stocks in an amount not exceeding 5% of the Fund's total assets. Such debt securities may include so-called junk bonds. Up to 30%
of the Fund's total assets may be invested, or committed for investment, in securities offered on a delayed delivery basis. Up to 15% of the Fund's total assets may be invested in interest-only and principal-only classes of stripped mortgage securities, collateralized mortgage obligations structured as accrual certificates, also known as Z-Bonds, and inverse floaters. The prices of these securities are likely to be volatile in the event of changes in interest rates or in mortgage prepayment rates, or expectations related thereto.

The Fund may invest up to 25% of its total assets in securities of foreign governments and corporations. Such investments involve additional risks and opportunities compared with securities of United States issuers.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
• Investments in fixed-income securities with longer maturities generally produce higher yields but are subject to greater market fluctuation.

• If interest rates rise, the market price of fixed-income securities held by the Fund will fall. If interest rates fall, the Fund will be subject to greater prepayment risk, resulting in the Fund needing to reinvest on lower-yielding securities.

• Debt securities are subject to credit risk, meaning that the issuer of the debt security will default or fail to make timely payments of principal or interest. To the extent that convertible debt securities or other debt securities acquired by the Fund are rated lower than investment grade or are not rated, there is greater credit risk.

• The prices of lower rated and unrated debt securities may fluctuate more than higher rated debt securities and may decline significantly in periods of general economic difficulty, and the market for these securities may be less liquid.

• The prices of derivatives are likely to be more volatile in reaction to actual or expected changes in interest rates or in mortgage prepayment rates.

• Investing outside the U.S. can also involve additional risks, such as currency fluctuations, foreign government actions or political, social and economic instability. Compared to U.S. issuers, there may be less publicly available information about foreign companies, which generally are subject to less stringent accounting, auditing and financial reporting standards. In the event of default on any foreign debt obligation, it may be more difficult for the Fund to obtain or enforce a judgment against the issuer. These factors can make foreign securities less liquid, more volatile, and harder to value than U.S.
securities.

• Fund shares could decline in value in response to certain events, such as changes in markets or economies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Because of these and other risks, you could lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Because of these and other risks, you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Updated Performance Information.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
To obtain updated monthly performance information, please visit the Fund's website at www.fpafunds.com or call (800)982-4372.

Performance Information. The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index and an index of similar funds. The bar chart shows performance without a sales charge (load). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of the maximum sales charge of 3.50%. The chart and table reflect the reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future.

The Barclays Capital Government/Credit Index is considered a measure of bond performance and is included as a broad-based comparison to the Fund's portfolio.
The Barclays Capital Government/Credit Index is an unmanaged fixed income market value-weighted index that combines the Barclays Capital U.S. Government and
Credit Indices, including U.S. government and agency securities. All issues are investment grade (Baa) or higher, with maturities of at least one year. The
Lipper Corporate Debt Funds A-Rated Average provides an additional comparison of how the Fund performed in relation to other mutual funds with similar objectives. Funds in this Average invest primarily in corporate debt issues rated "A" or better or government issues. Index returns reflect the reinvestment of all dividends and/or distributions.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index and an index of similar funds. The bar chart shows performance without a sales charge (load).
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Lipper Corporate Debt Funds A-Rated Average provides an additional comparison of how the Fund performed in relation to other mutual funds with similar objectives.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 982-4372
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.fpafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance without a sales charge (load). If it did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's highest/lowest quarterly results during this time period were:
Highest                                    2.93%              (Quarter ended 3/31/02)
Lowest                                    (3.00)%              (Quarter ended 9/30/02)

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of the maximum sales charge of 3.50%.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
FPA New Income, Inc. (Prospectus Summary) | FPA New Income, Inc. | Barclays Capital Government/Credit Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.85%
FPA New Income, Inc. (Prospectus Summary) | FPA New Income, Inc. | Lipper Corporate Debt Funds A-Rated Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Corporate Debt Funds A-Rated Average (reflects no deductions for sales charges or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.38%
FPA New Income, Inc. (Prospectus Summary) | FPA New Income, Inc. | FPA New Income, Inc.
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	409
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	673
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,074
Annual Return 2002	rr_AnnualReturn2002	4.52%
Annual Return 2003	rr_AnnualReturn2003	8.34%
Annual Return 2004	rr_AnnualReturn2004	2.60%
Annual Return 2005	rr_AnnualReturn2005	1.57%
Annual Return 2006	rr_AnnualReturn2006	4.79%
Annual Return 2007	rr_AnnualReturn2007	6.03%
Annual Return 2008	rr_AnnualReturn2008	4.31%
Annual Return 2009	rr_AnnualReturn2009	2.89%
Annual Return 2010	rr_AnnualReturn2010	3.19%
Annual Return 2011	rr_AnnualReturn2011	2.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.00%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.66%
FPA New Income, Inc. (Prospectus Summary) | FPA New Income, Inc. | FPA New Income, Inc. | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.13%
FPA New Income, Inc. (Prospectus Summary) | FPA New Income, Inc. | FPA New Income, Inc. | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.21%

[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.